Segment Information (Tables)	12 Months Ended
Mar. 31, 2024
Segment Information [Abstract]
Schedule of Key Financial Performance Measures

Key financial performance measures of the segments are as follows:

	Construction and engineering services	Asset management and professional consultancy services	Corporate	Total	Total
	HK$	HK$	HK$	HK$	US$
Revenue – external	236,257,009	13,980,188	—	250,237,197	31,975,517
Revenue – related parties	1,742,678	—	—	1,742,678	222,681
Total revenue	237,999,687	13,980,188	—	251,979,875	32,198,198

Cost of revenue – external	(179,246,424)	(8,674,185)	—	(187,920,609)	(24,012,651)
Gross profit	58,753,263	5,306,003	—	64,059,266	8,185,547

Depreciation	(1,900,524)	(2,946,898)	—	(4,847,422)	(619,408)
Operating expenses	(18,405,761)	(12,562,942)	(58,029)	(31,026,732)	(3,964,621)
Total expenses	(20,306,285)	(15,509,840)	(58,029)	(35,874,154)	(4,584,029)

Bank interest income	195,019	300	—	195,319	24,958
Interest expense	(905,567)	(581,062)	—	(1,486,629)	(189,963)
Other income	1,500	40,300	—	41,800	5,341
Other expense	(1,600)	—	—	(1,600)	(204)
Impairment loss on goodwill	(1,500,000)	—		(1,500,000)	(191,671)
Total other income (expense), net	(2,210,648)	(540,462)	—	(2,751,110)	(351,539)
Income (loss) before income tax expenses	36,236,330	(10,744,299)	(58,029)	25,434,002	3,249,979
Segment income (loss)	31,059,401	(11,373,382)	(58,029)	19,627,990	2,508,082

Total assets	110,391,917	132,432,534	—	242,824,451	31,028,310
Total liabilities	(65,214,518)	(79,481,008)	(69,629)	(144,765,155)	(18,498,212)
Net assets (liabilities)	45,177,399	52,951,526	(69,629)	98,059,296	12,530,098
	Construction and engineering services	Asset management and professional consultancy services	Corporate	Total	Total
	HK$	HK$	HK$	HK$	US$
Revenue – external	77,216,368	5,459,485	—	82,675,853	10,532,090
Revenue – related parties	1,809,486	—	—	1,809,486	230,511
Total revenue	79,025,854	5,459,485	—	84,485,339	10,762,601

Cost of revenue – external	(56,676,219)	(2,440,164)	—	(59,116,383)	(7,530,846)
Cost of revenue – related parties	(961,938)	—	—	(961,938)	(122,541)
Total cost of revenue	(57,638,157)	(2,440,164)	—	(60,078,321)	(7,653,387)
Gross profit	21,387,697	3,019,321	—	24,407,018	3,109,214

Depreciation	(549,510)	(714,138)	—	(1,263,648)	(160,976)
Operating expenses	(10,165,365)	(3,540,888)	(28,673)	(13,734,926)	(1,749,695)
Total expenses	(10,714,875)	(4,255,026)	(28,673)	(14,998,574)	(1,910,671)

Bank interest income	9	—	—	9	1
Interest expense	(195,814)	(24,387)	—	(220,201)	(28,051)
Other income	267,053	—	—	267,053	34,020
Other income (expense), net	71,248	(24,387)	—	46,861	5,970
Income (loss) before income tax expenses	10,744,070	(1,260,092)	(28,673)	9,455,305	1,204,513
Segment income (loss)	9,391,565	(1,902,583)	(28,673)	7,460,309	950,370

Total assets	85,357,862	118,325,307	—	203,683,169	25,947,229
Total liabilities	(71,239,864)	(54,000,399)	(11,600)	(125,251,863)	(15,955,853)
Net assets (liabilities)	14,117,998	64,324,908	(11,600)	78,431,306	9,991,376